Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended	683 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%		12.17%
MSCI World Select Natural Resources Index Net (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	19.46%	15.87%		9.44%
Lipper Global Natural Resources Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	35.72%	17.51%		10.50%
T. Rowe Price New Era Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.91%	11.04%		8.32%
Performance Inception Date					Jan. 20, 1969
T. Rowe Price New Era Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.56%	9.47%		7.31%
T. Rowe Price New Era Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	8.61%		6.63%
T. Rowe Price New Era Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	19.15%	11.24%		8.50%
Performance Inception Date			Dec. 17, 2015